Subsequent Events - Narrative (Detail) - USD ($)		1 Months Ended	9 Months Ended
	Mar. 01, 2018	Feb. 28, 2018	Sep. 30, 2018	Mar. 31, 2018
Subsequent Event [Line Items]
Preferred Stock, Shares Issued		707,680	0
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants		$ 4,400,000
Line of Credit Facility, Maximum Borrowing Capacity				$ 45,000,000
Debt Instrument, Face Amount			$ 35,000,000	$ 20,000,000
Proceeds from second tranche of the Loan and Security Agreement			15,000,000
Additional expected proceeds from third tranche of the Loan and Security Agreement			$ 10,000,000
Interest rate, thirty-day LIBOR plus stated percentage			6.75%
Period debt payments are interest only			24 months
Debt Instrument, Term			59 months
Prepayment allowed per debt agreement			$ 2,000,000
Final fee payment percentage			6.50%
Debt, non-utilization fee percentage			2.00%
Maximum [Member]
Subsequent Event [Line Items]
Principal payments on debt to begin			36 months
Minimum [Member]
Subsequent Event [Line Items]
Principal payments on debt to begin			24 months
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		45,000,000
Debt Instrument, Face Amount		$ 20,000,000
Proceeds from second tranche of the Loan and Security Agreement			$ 15,000,000
Additional expected proceeds from third tranche of the Loan and Security Agreement			$ 10,000,000
Interest rate, thirty-day LIBOR plus stated percentage		6.75%
Period debt payments are interest only		24 months
Debt Instrument, Term		59 months
Number of warrant issued	95,686
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.2705
Prepayment allowed per debt agreement		$ 2,000,000
Prepayment fee percentage		1.50%
Final fee payment percentage		6.50%
Debt, non-utilization fee percentage		2.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Principal payments on debt to begin		36 months
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Principal payments on debt to begin		24 months
Subsequent Event [Member] | Series C Convertible Preference Shares [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued		707,680
Preferred stock, value per share		$ 6.2705
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants		$ 4,400,000
Subsequent Event [Member] | Leased Space [Member]
Subsequent Event [Line Items]
Letter of credit		$ 85,000
Lease expiration date		Nov. 30, 2024